UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value
COMMUNICATION SERVICES — 8.5%
Comcast, Cl A	269,562	$9,857,882
Walt Disney	57,504	6,412,846

		16,270,728

CONSUMER DISCRETIONARY — 9.3%
Lowe’s	57,900	5,567,664
Starbucks	50,500	3,441,070
TJX	177,400	8,822,102

		17,830,836

CONSUMER STAPLES — 6.5%
Coca-Cola	71,500	3,441,295
PepsiCo	78,600	8,855,862

		12,297,157

ENERGY — 2.1%
Exxon Mobil	55,402	4,059,858

FINANCIAL SERVICES — 13.2%
BB&T	125,000	6,100,000
BlackRock, Cl A	17,790	7,384,273
JPMorgan Chase	95,205	9,853,718
S&P Global	10,000	1,916,500

		25,254,491

HEALTH CARE — 20.8%
Baxter International	60,500	4,385,645
Becton Dickinson	23,700	5,912,202
CVS Health	121,485	7,963,342
Johnson & Johnson	48,640	6,473,011
Medtronic	37,500	3,314,625
UnitedHealth Group	43,235	11,682,097

		39,730,922

INDUSTRIAL — 11.2%
Emerson Electric	55,040	3,603,469

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL — continued
FedEx	38,400	$6,818,688
Honeywell International	27,000	3,878,010
United Technologies	60,000	7,084,200

		21,384,367

INFORMATION SERVICES — 22.2%
Accenture, Cl A	61,155	9,390,350
Apple	58,580	9,750,055
Mastercard, Cl A	58,715	12,396,498
Microsoft	50,000	5,221,500
Oracle	113,290	5,690,557

		42,448,960

MATERIALS — 5.0%
Air Products & Chemicals	18,570	3,052,722
DowDuPont	119,822	6,447,622

		9,500,344

TOTAL COMMON STOCK

(Cost $117,797,412)		188,777,663

CASH EQUIVALENT (A) — 1.2%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (Cost $2,256,518)	2,256,518	2,256,518

TOTAL INVESTMENTS — 100.0% (Cost $120,053,930)		$191,034,181

Percentages are based on Net Assets of $191,022,638.
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019